EXHIBIT 99.3

John Deere Owner Trust 2011

Servicer’s Certificate

$334,000,000 Class A-1 0.30642% Asset Backed Notes due May 11, 2012

$333,000,000 Class A-2 0.64% Asset Backed Notes due June 16, 2014

$340,000,000 Class A-3 1.29% Asset Backed Notes due January 15, 2016

$98,528,000 Class A-4 1.96% Asset Backed Notes due April 16, 2018

$52,093,971 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-May-14
Actual Payment Date (A/360)				15-May-14
Collection Period Begin Date				24-Mar-14
Collection Period End Date				27-Apr-14
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$10,900,255.19
	(a)	Total cash receipts during the month:		$10,793,939.36
	(b)	Administrative repurchases during the month:		$106,049.03
	(c)	Investment earnings on cash accounts:		$266.80
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$131,096.88
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$131,096.88
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$10,376,078.00
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$10,376,078.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	100.00%

		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$10,376,078.00

(5)	Noteholders’ Distributable Amount:			$10,507,174.88

(6)	Reserve Account balance:
	(a)	Beginning balance:		$20,258,385.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$283,124.46
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$283,124.46
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$283,124.46
	(e)	Ending Balance (after giving effect to all distributions):		$20,258,385.00
	(f)	Specified Reserve Account Balance:		$20,258,385.00

(7)	Servicing Fee:			$109,855.85
	(a)	Amount of Servicing Fee earned:		$109,855.85
	(b)	Amount of Servicing Fee paid:		$109,855.85
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$283,124.46

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$121,388,166.49

	(b)	Note Value as of the end of the related Collection Period:		$121,981,290.56

	(c)	Number of Accounts at the end of the related Collection Period:		7,578

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$0.00
		(ii)	Class A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$69,887,319.52
		(ii)	Class A-4 Note Pool Factor:	0.7093143

	(e)	(i)	Outstanding Principal Balance of Certificates:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$91,510.74
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$24,924.55
	(ii)	Cumulative amount of net losses:	$1,424,915.28
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.12%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.33%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	8,062
	(b)	Number of loans at the end of the period:	7,578
	(c)	Weighted average remaining term on receivables:	15.19
	(d)	Prepayment amount - monthly:	$(3,606,435.97)
	(e)	Prepayment amount - life-to-date:	$126,212,740.27
	(f)	Weighted average APR of the pool assets:	3.65%
	(g)	Pool Factor:	0.10